Accrued Expenses and Other Current Liabilities – As Restated (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Accrued professional services		$ 1,032	$ 120
Accrued compensation and related benefits		615
Refundable grant		175	175
Accrued liability for warrants exercised but not settled	$ 4,300	4,282
Other accrued liabilities		160	205
Total		$ 6,264	$ 500